Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation

Note 13. Stock-based Compensation

Effective June 2014, the Company adopted an equity-based compensation plan, the 2014 Equity Incentive Plan (the “2014 Plan”), which allows for the grant of stock options, stock issuances and other equity interests in the Company to the Company’s officers, directors, employees and consultants. The 2014 Plan is administrated by the Company’s Board of Directors, or a committee appointed by the Board. In February 2023, the Company’s board of directors and stockholders adopted the 2023 Equity Incentive Plan (the “2023 Plan”), which provides for the grant of incentive stock options, restricted stock awards and restricted stock units (“RSUs”) to eligible employees, directors and consultants of the Company. With the introduction of the 2023 Plan, shares are no longer available for future grants under the 2014 Plan. Awards outstanding under the 2014 Plan will be governed by the 2023 Plan. 4,951,530 shares of Common Stock were authorized for issuance under the 2023 Plan to officers, directors, employees and consultants of the Company.

The 2023 Plan was amended and approved by the stockholders of the Company in December 2023 to increase the number of shares of the Company’s Common Stock reserved for issuance under the Fusemachines Inc. 2023 Amended and Restated Equity Plan (the “2023 Equity Incentive Plan”) by 595,000 to 5,546,530 shares of common stock.

As of September 30, 2025, 1,498,650 shares of Common Stock were available for future grant under the 2023 Plan. Shares that are expired, terminated, surrendered, or cancelled without having been fully exercised or issued will be available for future awards. The Company may use either authorized and unissued shares or treasury shares, when available, to meet share requirements resulting from the exercise of stock options.

The stock-based compensation expense during the nine month ended September 30, 2025, and 2024 are reported in the following unaudited condensed consolidated interim financial statement line items (in thousands):

	Nine month ended September 30,
	2025	2024
General and administrative	$117	$662
Cost of revenue	16	38
Selling and marketing	28	160
Research and development	15	116
Total stock-based compensation expense	$176	$976

Stock Options

The Company’s stock options outstanding consist primarily of time-based options to purchase common stock, the majority of which vest over a two-to-four- year period and have a ten-year contractual term. These awards are subject to the risk of forfeiture until vested by virtue of continued employment or service to the Company.

The following table summarizes the stock option activity for options with service-based vesting conditions during the nine month ended September 30, 2025:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In thousands)
Outstanding balance as of December 31, 2024	2,583,577	$1.24	6.50	$11,885
Granted	-	-	-	-
Exercised	(10,292)	$0.46	-	-
Cashless exercise (1)	(1,133,537)	$0.62	-	-
Forfeited	(21,840)	$3.48	-	-
Expired	(364,059)	$0.38	-	-
Outstanding balance as of September 30, 2025	1,053,849	$2.16	7.14	$3,940
Options vested and exercisable as of September 30, 2025	773,769	$1.93	6.74	3,074

(1)	During the period ended 30th September 2025, certain employees have exercised 1,133,537 options through cashless exercise

During the nine month ended September 30, 2025 and 2024, the Company recorded stock-based compensation expense of $176.0 thousand and $976.0 thousand, respectively. As of September 30, 2025, total stock-based compensation expense not yet recognized related to unvested stock options was $493.0 thousand, which is expected to be recognized over a weighted-average period of 2.16 years

The total intrinsic value of options exercised was $6,036.4 thousand and $10,674.5 thousand during the nine month ended September 30, 2025 and year ended December 31, 2024, respectively.

The weighted average grant-date fair value per share of stock options granted during the nine month period September 30, 2025 and 2024 was Nil and $2.80, respectively. The Company estimated the fair value of stock options using the Black-Scholes Model on the date of grant. The assumptions used in the Black-Scholes Model were as follows:

	September 30,
	2025(1)	2024
Weighted average expected term (years)	-	5.79
Weighted average expected volatility	-	66.90%
Risk-free interest rate	-	4.08% - 4.10%
Dividend yield	-	0%

(1)	There were no stock options granted during the nine months ended September 30, 2025.

Cashless Exercise of Stock Options

In August 2025, certain Fusemachines employees exercised 1,133,537 options to purchase Fusemachines common stock. The exercise prices for the 1,133,537 options were paid on a cashless basis via net share settlement resulting in the net share issuance of 1,013,125 shares of Fusemachines common stock. The transaction has been accounted under the guidance of ASC 718 - Stock Compensation. The cashless exercise mechanism does not change the substantive terms or fair-value-based measure of the awards and therefore does not constitute a modification under ASC 718.

The Promissory Notes Transaction

Early Exercise of Stock Options

The Company permits certain employees and directors to exercise stock options granted under the 2023 Plan prior to vesting. In February 2023, the Company’s Chief Executive Officer, Mr. Maskey and other three executives early exercised a total of 2,470,000 stock options prior to vesting (The February Options Awards); however, in lieu of the cash consideration required to exercise the stock options, these individuals each provided a 3.82% interest bearing non-recourse note (the “2023 Promissory Notes”), for an aggregate principle of $1,136.2 thousand. The notes are scheduled to mature in February 2030.

The nonrecourse nature of the loan secured by the shares pledged as collateral essentially provides the employee with rights like that of an option and thus no receivable for amounts due under the 2023 Promissory Notes was recorded on the Company’s unaudited condensed consolidated interim balance sheets. While the shares of common stock purchased by the employees in exchange for the 2023 Promissory Notes are considered legally issued, the shares are not deemed, for accounting purposes, outstanding and are considered restricted until all of the options are fully vested and the outstanding principal and accrued interest due on the note is repaid in full.

The issuance of the 2023 Promissory Notes resulted in an additional stock-based compensation expense of Nil and $9.2 thousand for the nine month ended September 30, 2025 and 2024, respectively, based on the grant-date fair value of the Promissory Notes, which was determined using the Black-Scholes Model.

The assumptions used in deriving the grant-date fair value of the 2023 Promissory Notes via the Black-Scholes Model were as follows: (i) a stock price of $0.58 per share, (ii) an exercise price of $0.46 per share, (iii) an estimated risk-free interest rate of 4.02%, (iv) an expected term of 3.50 years, (v) volatility of 75%, and (vi) a dividend yield of 0%. These assumptions resulted in a grant-date fair value of approximately $0.35 per option.

The Company continues to recognize expenses for the original option award of 2,470,000 shares granted in February 2023 (the “February Option Awards”), which were early exercised in exchange for Promissory Notes. The early exercise is not considered substantive for accounting purposes until the vesting requirements are met through continued employment and service to the Company. As of September 30, 2025 and 2024, the Company recognized Nil and $31 thousand, respectively, in stock-based compensation expense related to the February Option Awards. The unrecognized stock-based compensation expense related to the February Option Awards was Nil. The weighted-average grant-date fair value per share of the February Option Awards was $0.33.

Repayment of the Promissory Notes

In January 2024, the Company repurchased 667,000 shares of common stock from Sameer Maskey, the CEO, at a price of $4.352 per share, totaling $2,902.7 thousand (the “Repurchase Consideration”). Mr. Maskey applied $902.7 thousand of the Repurchase Consideration toward repayment of his 2023 Promissory Note to the Company. Upon repayment, the 2023 Promissory Note, along with any accrued interest, was settled, and the vested shares pledged under the 2023 Promissory Notes are now considered exercised. As of the September 30, 2025, there were no shares which were subject to vesting.

Note 16. Stock-based Compensation

Effective June 2014, the Company adopted an equity-based compensation plan, the 2014 Equity Incentive Plan (the “2014 Plan”), which allows for the grant of stock options, stock issuances and other equity interests in the Company to the Company’s officers, directors, employees and consultants. The 2014 Plan is administrated by the Company’s Board of Directors, or a committee appointed by the Board. In February 2023, the Company’s board of directors and stockholders adopted the 2023 Equity Incentive Plan (the “2023 Plan”), which provides for the grant of incentive stock options, restricted stock awards and restricted stock units (“RSUs”) to eligible employees, directors and consultants of the Company. With the introduction of the 2023 Plan, shares are no longer available for future grants under the 2014 Plan. Awards outstanding under the 2014 Plan will be governed by the 2023 Plan.

4,951,530 shares of Common Stock were authorized for issuance under the 2023 Plan to officers, directors, employees and consultants of the Company. The 2023 Plan was amended and approved by the stockholders of the Company in December 2023 to increase the number of shares of the Company’s Common Stock reserved for issuance under the Fusemachines Inc. 2023 Amended and Restated Equity Plan (the “2023 Equity Incentive Plan”) by 595,000 to 5,546,530 shares of common stock.

As of December 31, 2024, 1,112,751 shares of Common Stock were available for future grant under the 2023 Plan. Shares that are expired, terminated, surrendered, or cancelled without having been fully exercised or issued will be available for future awards. The Company may use either authorized and unissued shares or treasury shares, when available, to meet share requirements resulting from the exercise of stock options.

The stock-based compensation expense during the year ended December 31, 2024, and 2023 are reported in the following consolidated financial statement line items (in thousands):

	Year ended December 31,
	2024	2023
General and administrative	$723	$1,972
Cost of revenue	44	86
Selling and marketing	170	69
Research and development	130	27
Total stock-based compensation expense	$1,067	$2,154

Stock Options

The Company’s stock options outstanding consist primarily of time-based options to purchase common stock, the majority of which vest over a two-to-four-year period and have a ten-year contractual term. These awards are subject to the risk of forfeiture until vested by virtue of continued employment or service to the Company.

The following table summarizes the stock option activity for options with service-based vesting conditions during the year ended December 31, 2024:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In thousands)
Outstanding balance as of December 31, 2023 (1)	4,795,223	0.54	6.18	3,568
Granted	460,000	4.46
Exercised (2)	(2,485,854)	0.46
Forfeited	(129,959)	1.73
Expired	(55,833)	1.13
Outstanding balance as of December 31,2024	2,583,577	1.24	6.50	11,885
Options vested and exercisable as of December 31, 2024	2,165,748	0.95	6.04	10,590

(1)	The number of options outstanding includes 2,470,000 stock options that were legally exercised in exchange for nonrecourse promissory notes. Refer to “The Promissory Notes Transactions”.

(2	The number of options exercised excludes 10,292 stock options that were legally exercised prior to meeting the service base vesting requirements in exchange for nonrecourse promissory notes. Refer to “The Promissory Notes Transactions

During the year ended December 31, 2024 and 2023, the Company recorded stock-based compensation expense of $828.3 thousand and $1,331.9 thousand, respectively. As of December 31, 2024, total stock-based compensation expense not yet recognized related to unvested stock options was $715.5 thousand, which is expected to be recognized over a weighted-average period of 2.72 years.

The total intrinsic value of options exercised was $10,647.5 thousand and zero during the year ended December 31, 2024 and 2023 respectively.

The weighted average grant-date fair value per share of stock options granted during the year ended December 31, 2024 and 2023 was $2.80 and $0.41, respectively. The Company estimated the fair value of stock options using the Black-Scholes Model on the date of grant. The assumptions used in the Black-Scholes Model were as follows:

	December 31,
	2024	2023
Weighted average expected term (years)	5.79	4.02
Weighted average expected volatility	66.90%	73.28%
Risk-free interest rate	4.08% - 4.10%	3.99%
Dividend yield	0%	0%

The Promissory Notes Transaction

Early Exercise of Stock Options

The Company permits certain employees and directors to exercise stock options granted under the 2023 Plan prior to vesting. In February 2023, the Company’s Chief Executive Officer, Mr. Maskey and other three executives early exercised a total of 2,470,000 stock options prior to vesting (The February Options Awards); however, in lieu of the cash consideration required to exercise the stock options, these individuals each provided a 3.82% interest bearing non-recourse note (the “2023 Promissory Notes”), for an aggregate principle of $1,136.2 thousand. The notes are scheduled to mature in February 2030.

The nonrecourse nature of the loan secured by the shares pledged as collateral essentially provides the employee with rights like that of an option and thus no receivable for amounts due under the 2023 Promissory Notes was recorded on the Company’s consolidated balance sheets. While the shares of common stock purchased by the employees in exchange for the 2023 Promissory Notes are considered legally issued, the shares are not deemed, for accounting purposes, outstanding and are considered restricted until all of the options are fully vested and the outstanding principal and accrued interest due on the note is repaid in full.

The issuance of the 2023 Promissory Notes resulted in an additional stock-based compensation expense of $11.7 thousand and $822.3 thousand for the year ended December 31, 2024 and 2023, respectively, based on the grant-date fair value of the Promissory Notes, which was determined using the Black-Scholes Model.

The assumptions used in deriving the grant-date fair value of the 2023 Promissory Notes via the Black-Scholes Model were as follows: (i) a stock price of $0.58 per share, (ii) an exercise price of $0.46 per share, (iii) an estimated risk-free interest rate of 4.02%, (iv) an expected term of 3.50 years, (v) volatility of 75%, and (vi) a dividend yield of 0%. These assumptions resulted in a grant-date fair value of approximately $0.35 per option.

The Company continues to recognize expenses for the original option award of 2,470,000 shares granted in February 2023 (the “February Option Awards”), which were early exercised in exchange for Promissory Notes. The early exercise is not considered substantive for accounting purposes until the vesting requirements are met through continued employment and service to the Company. As of December 31, 2024 and 2023, the Company recognized $41.4 thousand and $776.5 thousand, respectively, in stock-based compensation expense related to the February Option Awards. The unrecognized stock-based compensation expense related to the February Option Awards was Nil. The weighted-average grant-date fair value per share of the February Option Awards was $0.33.

Repayment of the Promissory Notes

In January 2024, the Company repurchased 667,000 shares of common stock from Sameer Maskey, the CEO, at a price of $4.352 per share, totalling $2,902.7 thousand (the “Repurchase Consideration”). Mr. Maskey applied $902.7 thousand of the Repurchase Consideration toward repayment of his 2023 Promissory Note to the Company. Upon repayment, the 2023 Promissory Note, along with any accrued interest, was settled, and the vested shares pledged under the 2023 Promissory Notes are now considered exercised. As of the date, the 2023 Promissory Note was repaid and 7,917 shares remain subject to vesting. Pursuant to the settlement, $3.64 thousand was recorded as a deposit liability in the consolidated balance sheets in accrued expenses and other current liabilities, until the stock vests. As the shares vest, the amounts are reclassified to additional paid-in capital in the consolidated balance sheets.

Forgiveness of Promissory Notes

In August 2024, the Company’s board of directors approved the forgiveness of the 2023 Promissory Notes totaling $262.2 thousand (excluding interest) for three of its executives. The forgiveness of these 2023 Promissory Notes effectively modified the strike price to zero, allowing the executives to retain shares at no cost.

In accordance with ASC 718, the incremental value of the modification was calculated as the difference between the fair value of the modified award and the fair value of the original award immediately before the modification. As of December 31, 2024, the Company recognized $227.2 thousand in stock-based compensation expense related to this modification.